Cash, Cash Equivalents, and Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2016
Details of Cash, Cash Equivalents, and Restricted Cash

	December 31
	2015	2016
	US$	US$
Cash and deposits in bank	28,780	58,391
Time deposits	151,739	199,064
Bonds acquired under repurchase agreements	—	17,028

Total cash and cash equivalents	180,519	274,483
Restricted cash (Note 2)	21,637	46,694

	202,156	321,177